Events After The Reporting Date (Details) - Non-adjusting events after reporting period [member] $ in Thousands	Mar. 04, 2021 USD ($)	Mar. 02, 2021 shares	Jan. 07, 2021
Events After The Reporting Date (Details) [Line Items]
Subsequent event, description	On March 4, 2021, the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 1,152,628 units, as follows: (a) 916,316 units at a price of $7.07 per unit, consisting of (i) one ADS of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrant”) and a Series B Warrant (the “2021 Series B Warrant”) to purchase half the number of units (the “Ordinary Warrants”), and (b) 236,312 pre-funded units at a price of $7.069 per unit, consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.	On March 2, 2021, the general meeting of the Company’s shareholders approved amendments to the Company’s Amended and Restated Articles of Association to eliminate the par value of the Company’s ordinary shares and to increase the Company’s share capital to 3,600,000,000 ordinary shares.	On January 7, 2021, the general meeting of the Company’s shareholders approved the election of Mr. Amnon Ben Shay and Mr. Alon Dayan to serve as external directors of the Company, for a three-year term commencing as of the date of such meeting. b. On March 2, 2021, the general meeting of the Company’s shareholders approved amendments to the Company’s Amended and Restated Articles of Association to eliminate the par value of the Company’s ordinary shares and to increase the Company’s share capital to 3,600,000,000 ordinary shares. c.
Ordinary shares issued | shares		3,600,000,000
Warrants expire period	5 years
Gross proceeds from the offering | $	$ 8,150
ADSs [Member] | Series A Warrant [Member]
Events After The Reporting Date (Details) [Line Items]
Warrants exercise price	7.07
ADSs [Member] | Series B Warrant [Member]
Events After The Reporting Date (Details) [Line Items]
Warrants exercise price	10.60